VIA EDGAR

December 29, 2014

Ms. Catherine C. Gordon

Senior Counsel

U.S. Securities and Exchange Commission

Washington, D.C. 20549

RE:	Cross Shore Discovery Fund (“Fund”)

File No. 811-22976/33-196691

Dear Ms. Gordon:

On behalf of the above-referenced fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act and Amendment No. 1 to the Registration Statement under the Investment Company Act (the “Amendment”). The Amendment has been tagged to indicate paragraphs that include changes made to the Fund’s initial Registration Statement which was filed with the Commission on June 12, 2014 (accession number 0001193125-14-234318).

This filing is made to incorporate: (1) comments received from the staff of the Commission by letter dated July 11, 2014 and by phone; and (2) certain other updates.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7295.

Kind regards,

/s/ Leslie K. Klenk

Leslie K. Klenk, Esq.

December 29, 2014

cc:	Neil Kuttner, Cross Shore Discovery Fund